Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenue	$ 877,905	$ 819,024	$ 717,170
Operating expenses:
Ship operating	192,327	193,836	166,097
Cost of services, supervision fees	7,390	1,950	0
Depreciation and amortization	216,098	204,862	181,527
General and administrative	32,118	27,338	30,462
Operating leases (note 12)	85,910	40,270	9,544
Loss on disposals (note 6)	31,876	0	0
Expenses related to customer bankruptcy (note 5)	19,732	0	0
Vessel impairments (note 6)	285,195	0	0
Total operating expenses	870,646	468,256	387,630
Operating earnings	7,259	350,768	329,540
Other expenses (income):
Interest expense and amortization of deferred financing fees	119,882	108,693	98,501
Interest income	(8,455)	(11,026)	(10,653)
Undrawn credit facility fees	2,673	3,100	3,109
Refinancing expenses	1,962	5,770	70
Change in fair value of financial instruments (note 19(d))	29,118	54,576	105,694
Equity income on investment (note 8)	(188)	(5,107)	(256)
Other expense (income)	1,306	(4,629)	1,828
Total other expenses (income)	146,298	151,377	198,293
Net earnings (loss)	$ (139,039)	$ 199,391	$ 131,247
Earnings (loss) per share (note 14):
Class A common share, basic	$ (1.89)	$ 1.46	$ 0.80
Class A common share, diluted	$ (1.89)	$ 1.46	$ 0.79